Investments in Debt, Equity Securities and Other Investments (Summary of Carrying Amounts of Other Investments) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Investments, Debt and Equity Securities [Abstract]
Time deposits (due over 3 months)	¥ 213,143	¥ 213,967
Non-marketable equity securities	15,865	13,718
Long-term loans	43	53
Investments in affiliates and an unconsolidated subsidiary	5,863	6,005
Total	¥ 234,914	¥ 233,743